Note 4. COMMITMENTS AND CONTINGENCIES	7 Months Ended
May 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Note 4. COMMITMENTS AND CONTINGENCIES

Note 4. COMMITMENTS AND CONTINGENCIES

The Company currently leases its offices on a month to month basis from the Company's President and stockholder for $500 per month.

Rent expense for the eight months ended May 31, 2013 totaled $4,000 and was capitalized as additional paid-in capital.